Financial Instruments And Risks - Summary of Fair Value Estimation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	¥ 1,156,095	¥ 0	¥ 0
Financial assets at fair value through profit or loss	20,355,814	24,763,205	31,914,128	¥ 28,246,412
Interest rate swap	0	0	(447,443)
Derivative financial assets	0	0	447,443
Total	21,511,909	24,763,205	32,361,571
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	1,156,095
Financial assets at fair value through profit or loss	3,903,003		7,177,446
Total	5,059,098	5,176,458	7,177,446
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,429,372		21,731,106
Interest rate swap			(447,443)
Derivative financial assets			447,443
Total	12,429,372	14,099,793	22,178,549
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,023,439		3,005,576
Total	4,023,439	5,486,954	3,005,576
Asset Management Plans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			198,957
Asset Management Plans [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			198,957
Asset Management Plans [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			0
Private Equity Funds And Other Equity Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	598,366	659,406	1,613,435
Private Equity Funds And Other Equity Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			1,603,219
Private Equity Funds And Other Equity Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	598,366	659,406	10,216
Mutual Funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,903,003	5,176,458	7,177,446
Mutual Funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,903,003	5,176,458	7,177,446
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,931,967	5,185,221	10,917,975
Debt securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,931,967	5,185,221	10,917,975
Trust Plans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,246,616	7,256,942	2,692,808
Trust Plans [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,937,660	7,140,184	2,505,978
Trust Plans [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	308,956	116,758	186,830
Bank wealth management products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,628,417	963,830	3,345,111
Bank wealth management products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,628,417	963,830	3,345,111
Structured Deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,900,622	804,897	2,406,785
Structured Deposits [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,900,622	804,897	2,406,785
Other debt investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,146,823	4,716,451	3,561,611
Other debt investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	30,706	5,661	753,081
Other debt investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,116,117	¥ 4,710,790	2,808,530
Derivative instruments interest rate swap [member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap			222,086
Derivative financial assets			(222,086)
Derivative instruments interest rate swap [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap			222,086
Derivative financial assets			(222,086)
Derivative instruments foreign currency swap [member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap			225,357
Derivative instruments foreign currency swap [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap			¥ 225,357
Certificate Of Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	669,670
Certificate Of Deposits [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	669,670
Certificate Of Deposits [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0
Exchange Fund Bills [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	486,425
Exchange Fund Bills [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	486,425
Exchange Fund Bills [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	¥ 0